Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of financial instruments measured at fair value on a recurring basis
	December 31, 2025
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:

Marketable securities:
Mutual Funds	$1,536	$-	$-	$1,536
Government debentures	-	9,833	-	9,833
Corporate debentures	-	62,778	-	62,778
	1,536	72,611	-	74,147
Prepaid expenses and other current assets:
Derivative instruments asset - hedging	-	1,674	-	1,674
Long-term investment:
Investment in joint ventures	-	-	4,079	4,079

Total financials assets	$1,536	$74,285	$4,079	$79,900

	December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:

Marketable securities:
Mutual Funds	$1,437	$-	$-	$1,437
Government debentures	-	5,490	-	5,490
Corporate debentures	-	29,418	-	29,418
	1,437	34,908	-	36,345
Prepaid expenses and other current assets:
Derivative instruments asset - hedging	-	1,449	-	1,449
Long-term investment:
Investment in joint venture	-	-	1,079	1,079

Total financials assets	$1,437	$36,357	$1,079	$38,873